As filed with the Securities and Exchange Commission on May 10, 2016
File Nos. 333-194995/811-22954

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 13	☒

HIMCO VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

One Hartford Plaza, Hartford, Connecticut 06155
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (860) 297-6700

Brenda J. Page

Hartford Investment Management Company
One Hartford Plaza
Hartford, Connecticut 06155
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b) of Rule 485

☐                                    On (date) pursuant to paragraph (b) of Rule 485

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                                    on (Date) pursuant to paragraph (a)(1) of Rule 485

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                                    on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HIMCO Variable Insurance Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of May, 2016.

HIMCO VARIABLE INSURANCE TRUST

By:	/s/ Matthew Poznar
Matthew Poznar
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Matthew Poznar	President (Chief Executive Officer)	May 10, 2016
Matthew Poznar

/s/ Peter Sannizzaro	Treasurer (Chief Financial Officer)	May 10, 2016
Peter Sannizzaro

*	Trustee	May 10, 2016
Paul Braverman

*	Trustee	May 10, 2016
Brion Johnson

*	Trustee	May 10, 2016
Mark Osterheld

*	Trustee	May 10, 2016
Hugh Whelan

*	Trustee	May 10, 2016
Vanessa Wilson

/s/ Laura Kealey
* By Laura Kealey		May 10, 2016
Attorney-in-fact

* Pursuant to Power of Attorney dated February 10, 2016 (incorporated by reference to Post-Effective Amendment No. 9 filed on April 28, 2016).

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document